[redacted]

13002704

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC

MAY 29 2013

Washington, DC 20549

CERT NYS
File No. 001-15106

May 29, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, PETRÓLEO BRASILEIRO S.A. – PETROBRAS (Guarantor), PETROBRAS GLOBAL FINANCE B.V. (Issuer), 2.000% Global Notes due 2016, 3.000% Global Notes due 2019, 4.375% Global Notes due 2023, 5.625% Global Notes due 2043, Floating Rate Global Notes due 2016, Floating Rate Global Notes due 2019 and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on May 20, 2013. Tentative listing date – May 30, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com